Contract Assets and Contract Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Contract Assets and Contract Liabilities [Abstract]
Contract Assets and Contract Liabilities
5.	Contract Assets and Contract Liabilities

Costs and estimated earnings on uncompleted contracts, which represent contract assets and contract liabilities, consisted of the following at September 30, 2023 and December 31, 2022:

	2023	2022
Costs incurred on uncompleted contracts	$17,242,167	$13,730,177
Provision for loss on uncompleted contracts	—	—
Estimated earnings to date on uncompleted contracts	103,251	(2,160,085)
Gross contract assets	17,345,418	11,570,092
Less: billings to date	(18,638,029)	(11,970,979)
Net contract assets/(liabilities) on uncompleted contracts	$(1,292,611)	$(400,887)

The above amounts are included in the accompanying condensed consolidated balance sheets under the following captions at September 30, 2023 and December 31, 2022.

	2023	2022
Contract assets	$18,391	$36,384
Contract liabilities	(1,311,002)	(437,271)
Net contract assets (liabilities)	$(1,292,611)	$(400,887)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.

5.	Contract Assets and Contract Liabilities

Costs and estimated earnings on uncompleted contracts, which represent contract assets and contract liabilities, consisted of the following at December 31:

	2022	2021	2020
Costs incurred on uncompleted contracts	$13,730,177	$4,272,425	$4,572,581
Provision for loss on uncompleted contracts	—	2,238,578	—
Estimated earnings (losses) to date on uncompleted contracts	(2,160,085)	(3,156,377)	872,302
Gross contract assets	11,570,092	3,354,626	5,444,883
Less: billings to date	(11,970,979)	(4,750,289)	(5,916,487)
Net contract liabilities on uncompleted contracts	$(400,887)	$(1,395,663)	$(471,604)

The above amounts are included in the accompanying consolidated balance sheets under the following captions at December 31:

	2022	2021	2020
Contract assets	$36,384	$41,916	$1,303,136
Contract liabilities	(437,271)	(1,437,579)	(1,774,740)
Net contract liabilities	$(400,887)	$(1,395,663)	$(471,604)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.